Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Cost addition	$ 7,000,000
Amortization of intangible assets	2,734,258		$ 7,477
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets	7,000,000
Cost [Member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Cost addition	$ 7,001,021